Document and Entity Information	Aug. 12, 2019
Cover [Abstract]
Entity Registrant Name	TRANSENTERIX, INC.
Amendment Flag	false
Entity Central Index Key	0000876378
Document Type	8-K
Document Period End Date	Aug. 12, 2019
Entity Incorporation State Country Code	DE
Entity File Number	0-19437
Entity Tax Identification Number	11-2962080
Entity Address, Address Line One	635 Davis Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	765-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value per share
Trading Symbol	TRXC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false